UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common units outstanding	30,184,388	30,184,388
Common units issued	30,184,388	30,184,388
General Partners, units issued	622,296	622,296
General Partners, units outstanding	622,296	622,296